Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,882	$ 6,164
Three to Five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	1,605
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 3,277	$ 6,164